SHORT-TERM DEBT AND LONG-TERM DEBT - Principal and Interest (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
SHORT-TERM DEBT AND LONG-TERM DEBT
Principal amount of loans and Financing	R$ 14,413,188	R$ 12,958,565
Interest accrued of loans and Financing	199,746	180,258
Total Loans and Financing	R$ 14,612,934	R$ 13,138,823